BORROWINGS	12 Months Ended
Sep. 27, 2019
Debt Disclosure [Abstract]
BORROWINGS	BORROWINGS
The following table summarizes the Company's short-term and long-term debt:

	September 27, 2019		September 28, 2018
(In millions, except for percentages)	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Current maturities of long-term debt
Term facility	$29.4	5.6%	$25.0	4.2%
Other debt	1.3		—
Total current maturities of long-term debt	$30.7		$25.0

Non-current maturities of long-term debt:
Revolving credit facility	$59.0	5.6%	$28.0	4.2%
Term facility	308.6	5.6%	345.0	4.2%
Other debt	2.5		—
Debt issuance costs	(5.7)		(8.2)
Non-current maturities of long-term debt	364.4		364.8
Total long-term debt, net	$395.1		$389.8

Existing Credit Facility
On May 1, 2017 and in connection with the Acquired Detector Business, the Company entered into a new secured revolving credit facility (the “Revolving Credit Facility”) in an aggregate principal amount of up to $200.0 million with a five-year term, and a secured term facility (the “Term Facility” and together with the Revolving Credit Facility, the “Credit Agreement”) in an aggregate principal amount of $400.0 million. The Term Facility will be repaid over five years, with 5.0% payable in quarterly installments during each of the first two years of the term thereof, 7.5% payable in quarterly installments during the third and fourth years of the term thereof, and 10% payable in quarterly installments in the fifth year of the term thereof, with the remaining amount due at maturity. Varex used the net proceeds from the Term Facility, and the net proceeds from approximately $97.0 million drawn on the Revolving Credit Facility, to pay the purchase price for the Acquired Detector Business, plus related credit facility fees, and to repay all of Varex’s obligations under the Previous Credit Agreement. Both the Term Facility and Revolving Credit Facility expire on May 1, 2022.
The Credit Agreement contains various customary restrictive covenants that limits, among other things, the incurrence of indebtedness by Varex and its subsidiaries, the grant or incurrence of liens by Varex and its subsidiaries, the entry into sale and leaseback transactions by Varex and its subsidiaries, and the entry into certain fundamental change transactions by Varex and its subsidiaries. It also contains customary events of default and certain financial covenants. The Company agreed to maintain financial covenants, which include maximum consolidated total leverage ratio, maximum senior secured leverage ratio, maximum capital expenditures and a minimum consolidated fixed charge coverage ratio. The Company was in compliance with all financial covenants under the Credit Agreement as of September 27, 2019.
The Credit Agreement is secured by the stock and assets of Varex’s material subsidiaries. The Credit Agreement has several borrowing and interest rate options including the following indices: (a) LIBOR rate, or (b) the base rate (equal to the greater of the prime rate, the federal funds rate plus 0.50% or the LIBOR rate for a one-month period plus 1.00%). Loans under the Credit Agreement bear interest at a rate per annum using the applicable indices plus a varying interest rate margin of between 1.75% and 2.75% (for LIBOR rate loans) and 0.75%-1.75% (for base rate loans). The Credit Agreement also provides for fees applicable to amounts available to be drawn under outstanding letters of credit of 0.125%, and a fee on unused commitments which ranges from 0.25% to 0.40%.
On October 3, 2018, the Company, in accordance with the terms of the Credit Agreement, provided notice to the administrative agent that effective as of October 10, 2018, the Company had permanently reducing the revolving credit commitment under the Credit Agreement by $50.0 million to $150.0 million. The reduction in the revolving credit commitment reduced the fees paid by the Company in connection with such commitment.
Subsequent to fiscal year 2019, the Company, in accordance with the terms of the Credit Agreement, provided notice to the administrative agent that effective as of October 8, 2019, the Company was permanently reducing the revolving credit commitment under the Credit Agreement by $25.0 million to $125.0 million.
Subsequent to fiscal year 2019, the Company did not comply with the covenant under the Credit Agreement to timely deliver the Company's fiscal year 2019 annual financial statements. However, upon the filing of this Annual Report with the SEC, the Company will be able to deliver the fiscal year 2019 annual financial statements within the 30-day cure period set forth in the Credit Agreement and consequently no event of default will occur.
At September 27, 2019, the Company had $364.4 million in non-current maturities of long-term debt outstanding, net of deferred debt issuance costs of $5.7 million, and $30.7 million of current maturities of long-term debt outstanding.
Future principal payments of the long-term debt outstanding as of September 27, 2019 are as follows:

(In millions)
Fiscal years:
2020	$30.7
2021	34.3
2022	335.8
Total debt outstanding	400.8
Less: current maturities of long-term debt	(30.7)
Non-current portion of long -term debt	$370.1